Accrued expenses and other current liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued expenses and other current liabilities
Deposits from packaged-tour users	¥ 10,386	$ 1,463	¥ 10,474
Payable for business combination (Note 4)	4,100	577	4,100
Accrued liabilities related to customers incentive program	3,700	521	3,400
Accrued professional service fees	3,298	465	11,356
Accrued advertising expenses	15,885	2,237	16,047
Deposits received from suppliers	64,401	9,071	72,169
Accrued operating expenses	16,535	2,329	7,662
Advanced payment from banks	14,085	1,984	13,577
Discounted bank acceptance notes	179,000	25,212	200,000
Others	18,091	2,549	19,527
Total	¥ 329,481	$ 46,408	¥ 358,312